DEPOSITS AND PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Deposits And Prepayments
SCHEDULE OF DEPOSITS AND PREPAYMENTS

Deposits and prepayments consist of the following:

	As of December 31,
	2021	2022	2022
	HK$	HK$	US$
Prepaid rent	170,335	170,335	21,834
Prepaid building management fee	25,774	28,143	3,607
Prepaid governmental rent and rates	61,500	56,600	7,255
Rental deposit	681,340	681,340	87,334
Deposit on building management fee	103,321	103,276	13,238
Others	11,000	11,000	1,410
Total	1,053,270	1,050,694	134,678